INVESTIGATION PROCEEDINGS STARTED BY THE NATIONAL COMMISSION FOR THE DEFENSE OF COMPETITION	12 Months Ended
Dec. 31, 2023
Disclosure Of Claims And Benefits Paid Explanatory [Abstract]
INVESTIGATION PROCEEDINGS STARTED BY THE NATIONAL COMMISSION FOR THE DEFENSE OF COMPETITION	INVESTIGATION PROCEEDINGS STARTED BY THE NATIONAL COMMISSION FOR THE DEFENSE OF COMPETITION
On November 2, 2022, the Company was notified that proceedings were started by the National Commission for the Defense of Competition (“CNDC” for the Spanish initials of Comisión Nacional de Defensa de la Competencia) pursuant to Law No. 27,442 on Defense of Competition to investigate alleged anti-competitive conduct by the Company. The investigation proceedings initiated do not imply an accusation against the Company for its conduct.

During February 2023, the CNDC gave the Company notice of a request for information in relation to the above proceedings.
As part of the investigation, the Company has provided and will continue to provide the information and evidence that the CNDC may require and has declared that it has always complied with applicable rules and regulations on relations with competitors and compliance and ethics policies.